Incorporated herein by reference is a supplement to the prospectus of MFS Growth Fund, a series of MFS Series Trust II (File No. 2-60491), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 29, 2011 (SEC Accession No. 0000912938-11-000472).